10-Q Fair Value (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			$ 65,714,411	$ 43,917,684	$ 43,917,684	$ 1,570,433
Changes in fair value included in operations	$ (27,260,256)	$ 22,097,809	(25,786,225)	26,958,428	31,729,718	21,943,239
Warrants exercised				(9,932,991)
Ending balance	39,928,186	60,943,121	39,928,186	60,943,121	65,714,411	43,917,684
Warrant | Common Stock Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			14,114,411	6,502,538	6,502,538	0
Changes in fair value included in operations			(9,296,225)	7,163,583	7,611,873	6,502,538
Warrants exercised				0
Ending balance	4,818,186	13,666,121	4,818,186	13,666,121	14,114,411	6,502,538
Warrant | Preferred stock warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			0	6,417,146	6,417,146	1,570,433
Changes in fair value included in operations				3,515,845	3,515,845	9,649,489
Warrants exercised				(9,932,991)
Ending balance		0		0	0	6,417,146
SAFE Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			51,600,000	30,998,000	30,998,000	0
Changes in fair value included in operations	(16,750,000)		(16,490,000)	16,279,000	20,602,000	5,791,212
Warrants exercised				0
Ending balance	$ 35,110,000	$ 47,277,000	$ 35,110,000	$ 47,277,000	$ 51,600,000	$ 30,998,000